Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of Income (loss) before income taxes
Income (loss) before income taxes consist of:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

PRC	(881,940,287)	143,570,454	710,575,006
Foreign	12,871,144	(106,980,746)	(307,145,767)

Total	(869,069,143)	36,589,708	403,429,239

Schedule of reconciliation of total tax expenses
The Group did not incur any current or deferred component of income tax expenses for the years ended December 31, 2018, 2019 and 2020. The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax
income is as follows:

	Years ended December 31,
	2018	2019	2020

PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(2.45)%	157.72%	26.87%
Super deduction on research and development expenses	6.14%	(145.44)%	(8.37)%
Effect of change in income tax rate	—	(555.07)%	—
Effect of tax holiday	(0.27)%	—	(36.13%)
Effect of tax rate in different tax jurisdiction	0.71%	4.82%	14.16%
Change in valuation allowance	(29.13)%	512.97%	(21.53)%

Total	0.00%	0.00%	0.00%

Schedule of aggregate amount and per share effect of the tax holiday
The aggregate amount and per share effect of the tax holiday are as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

The aggregate dollar effect	2,346,487	—	145,777,478
Per share effect—basic and diluted	0.29	—	4.56

Schedule of deferred tax assets
Deferred tax assets are as follows:

	Years ended December 31,
	2019	2020
	RMB	RMB

Deferred tax assets
Tax loss carried forward	609,004,112	581,481,841
Deductible temporary differences	114,334,735	62,849,372
Tax basis difference upon the restructuring in 2016	66,897,143	55,895,669
Allowance for credit loss	5,509,508	6,251,724
Total deferred tax assets	795,745,498	706,478,606
Less: valuation allowance	(795,745,498)	(706,478,606)

Net deferred tax assets	—	—

Schedule of movement of deferred tax valuation allowance
The movement of deferred tax valuation allowance is as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance at beginning of the year	353,511,080	606,708,962	795,745,498
Increase	253,197,882	408,704,189	72,777,388
Decrease	—	(219,667,653)	(162,044,280)

Balance at end of the year	606,708,962	795,745,498	706,478,606